Accounting for Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2013 Plan 2000 [Member]	Dec. 31, 2013 Plan 2009 [Member]	Dec. 31, 2013 Directors' Fees Deferral Plan [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Feb. 27, 2013 Restricted Stock Units (RSUs) [Member]	Feb. 16, 2012 Restricted Stock Units (RSUs) [Member]	Feb. 23, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock and Restricted Stock Units [Member]	Dec. 31, 2013 Restricted Stock, Performance-Based Units [Member]	Dec. 31, 2013 Contractual Term of Option Granted Prior to 2005 [Member] Plan 2000 [Member]	Dec. 31, 2013 Contractual Term of Option Granted From 2005 Through 2007 [Member] Plan 2000 [Member]	Dec. 31, 2013 Contractual Term Of Option Granted From 2008 Through 2011 [Member] Plan 2000 [Member]	Dec. 31, 2013 Contractual Term of Option Granted in 2011 or Later [Member] Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Contractual Term of Option Granted																10 years	8 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					one-third increments on each of the first three anniversaries of the award date	one-third increments on each of the first three anniversaries of the award date			one-third increments on each of the first three anniversaries of the award date				one-third increments on each of the first three anniversaries of the award date		one-third increments on each of the first three anniversaries of the award date
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					0	4,160,962
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards	$ 30.5							$ 1.7						$ 28.8
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	22 months							9 months						23 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 9.20	$ 10.07
Share Price				$ 39.27
Aggregate intrinsic value of options exercised	31.0	9.4	6.1
Share-based Compensation, Number of Shares Received by Each Director										3,596	6,645	3,688
Cumulative Share Equivalent Units Deferred in Plan							31,059
Aggregate Fair Value Deferred in Plan							$ 1.2